Insurance - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2022 CAD ($)
Changes in insurance liabilities due to updates to actuarial methods and assumptions [abstract]
Net decrease in insurance liabilities	$ (177)
Decrease in insurance liabilities due to revised actuarial reserves on interest rate risk	(225)
Increase in insurance liabilities due to insurance risk related assumption updates	37
Increase in insurance liabilities due to reinsurance contract renegotiations	9
Increase in insurance liabilities due to valuation system and data changes	$ 2